Administrative Expenses (Details) - Schedule of Administrative Expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Administrative Expenses [Abstract]
Personnel expenses	S/ 125,072	S/ 116,748	S/ 96,891
Third-party services	68,329	72,172	59,896
Depreciation and amortization	18,002	16,667	16,569
Donations	9,028	8,494	9,067
Board of Directors compensation	6,788	6,112	6,397
Taxes	5,941	5,669	5,563
Consumption of supplies	1,551	1,715	1,686
Total administrative expenses	S/ 234,711	S/ 227,577	S/ 196,069